Warrants to Purchase Common Stock (Tables)	12 Months Ended
Jun. 30, 2023
Warrants to Purchase Common Stock [Abstract]
Schedule of Warrants to Purchase Common Stock	The following warrants to purchase common stock were outstanding as of June 30, 2023:
Number of Shares	Exercise Price	Expiration Date
360,000	$2.00	June 28, 2026
29,067	3.00	December 22, 2027
4,933	3.00	January 10, 2028
6,720	3.00	March 31, 2028
44,933	3.00	May 10, 2028
445,653